Financial Risk Management (Financial Risk Factors, Maturity Analysis for Financial Liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Non-derivatives
Lease liabilities	¥ 22,043	¥ 76,731	¥ 0
Bills payables	673,900		0
Liquidity risk [member] | Undiscounted cash flow [member]
Non-derivatives
Borrowings	1,575,176		606,157
Lease liabilities	23,476
Bills payables	673,900
Trade payables	2,142,402		1,908,457
Other payables	747,133		789,567
Amounts due to related parties	5,702,728		3,725,278
Total non-derivatives	10,864,815		7,029,459
Derivatives
Derivative financial instruments	799		1,516
Liquidity risk [member] | Undiscounted cash flow [member] | Not later than one year [member]
Non-derivatives
Borrowings	1,575,176		606,157
Lease liabilities	11,700
Bills payables	673,900
Trade payables	2,142,402		1,908,457
Other payables	747,133		789,567
Amounts due to related parties	5,702,728		3,725,278
Total non-derivatives	10,853,039		7,029,459
Derivatives
Derivative financial instruments	799		1,516
Liquidity risk [member] | Undiscounted cash flow [member] | Later than one year and not later than two years [member]
Non-derivatives
Borrowings	0		0
Lease liabilities	8,846
Bills payables	0
Trade payables	0		0
Other payables	0		0
Amounts due to related parties	0		0
Total non-derivatives	8,846		0
Derivatives
Derivative financial instruments	0		0
Liquidity risk [member] | Undiscounted cash flow [member] | Later than two years and not later than five years [member]
Non-derivatives
Borrowings	0		0
Lease liabilities	2,435
Bills payables	0
Trade payables	0		0
Other payables	0		0
Amounts due to related parties	0		0
Total non-derivatives	2,435		0
Derivatives
Derivative financial instruments	0		0
Liquidity risk [member] | Undiscounted cash flow [member] | Later than five years [member]
Non-derivatives
Borrowings	0		0
Lease liabilities	495
Bills payables	0
Trade payables	0		0
Other payables	0		0
Amounts due to related parties	0		0
Total non-derivatives	495		0
Derivatives
Derivative financial instruments	¥ 0		¥ 0